COVER	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38281
Entity Registrant Name	ERYTECH Pharma S.A.
Entity Incorporation, State or Country Code	I0
Entity Address, Address Line One	60 Avenue Rockefeller
Entity Address, Postal Zip Code	69008
Entity Address, City or Town	Lyon
Entity Address, Country	FR
Title of 12(b) Security	Ordinary shares, nominal value €0.10 per share
Trading Symbol	ERYP
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	31,018,553
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Central Index Key	0001624422
American Depositary Shares, each representing one ordinary share, nominal value €0.10 per share
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing oneordinary share, nominal value €0.10 per share
Trading Symbol	ERYP
Security Exchange Name	NASDAQ
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	60 Avenue Rockefeller
Entity Address, Postal Zip Code	69008
Entity Address, City or Town	Lyon
Entity Address, Country	FR
Contact Personnel Name	Gil Beyen
City Area Code	33
Local Phone Number	4 78 74 44 38
Contact Personnel Fax Number	4 78 75 56 29